                              DELAWARE FOUNDATION FUNDS

                      Delaware Growth Allocation Portfolio
                     Delaware Balanced Allocation Portfolio
                      Delaware Income Allocation Portfolio

                            Supplement to the Funds'
        Class A, Class B and Class C Statement of Additional Information
                             dated December 10, 2001


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 17; "Purchasing Shares" on pages 24 and 25; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 34; and "Redemption and Exchange" on page 46.


The following average annual total and cumulative total return tables replace the similar tables on pages 36 and 41. Past performance is not a guarantee of future results:

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending December 31, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

                           AVERAGE ANNUAL TOTAL RETURN
------------------------------------ ----------------- -----------------
Growth Allocation Portfolio(2)         1 year ended        Lifetime
(Inception for all Classes               9/30/01       through 9/30/01
12/31/97)
------------------------------------ ----------------- -----------------
Class A at offer before taxes               -26.11%            -2.06%
------------------------------------ ----------------- -----------------
Class A at offer after taxes on             -28.01%            -3.37%
distributions
------------------------------------ ----------------- -----------------
Class A at offer after taxes on             -15.71%            -2.14%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class A at NAV before taxes                 -21.59%            -0.50%
------------------------------------ ----------------- -----------------
Class B including CDSC before taxes         -25.16%            -1.88%
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes          -26.92%            -2.99%
on distributions
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes          -15.14%            -1.91%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class B excluding CDSC before taxes         -22.23%            -1.22%
------------------------------------ ----------------- -----------------
Class C including CDSC before taxes         -22.94%            -1.19%
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes          -24.70%            -2.28%
on distributions
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes          -13.78%            -1.35%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class C excluding CDSC before taxes         -22.20%            -1.19%
------------------------------------ ----------------- -----------------
Institutional Class before taxes            -21.36%            -0.27%
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -23.45%            -1.68%
distributions
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -12.80%            -0.76%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN
------------------------------------ ----------------- -----------------
Balanced Allocation Portfolio          1 year ended        Lifetime
(Inception for all Classes               9/30/01       through 9/30/01
12/31/97)(2)
------------------------------------ ----------------- -----------------
Class A at offer before taxes               -20.33%            -1.50%
------------------------------------ ----------------- -----------------
Class A at offer after taxes on             -21.31%            -2.69%
distributions
------------------------------------ ----------------- -----------------
Class A at offer after taxes on             -12.31%            -1.71%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class A at NAV before taxes                 -15.51%             0.07%
------------------------------------ ----------------- -----------------
Class B including CDSC before taxes         -19.46%            -1.30%
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes          -20.36%            -2.28%
on distributions
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes          -11.79%            -1.45%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class B excluding CDSC before taxes         -16.20%            -0.63%
------------------------------------ ----------------- -----------------
Class C including CDSC before taxes         -17.09%            -0.60%
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes          -17.98%            -1.56%
on distributions
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes          -10.34%            -0.89%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class C excluding CDSC before taxes         -16.28%            -0.60%
------------------------------------ ----------------- -----------------
Institutional Class before taxes            -15.36%             0.31%
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -16.46%            -0.98%
distributions
------------------------------------ ----------------- -----------------
Institutional Class after taxes on           -9.29%            -0.32%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN
------------------------------------ ----------------- -----------------
Income Allocation Portfolio()          1 year ended        Lifetime
(Inception for all Classes               9/30/01       through 9/30/01
12/31/97)
------------------------------------ ----------------- -----------------
Class A at offer before taxes               -13.67%            -0.51%
------------------------------------ ----------------- -----------------
Class A at offer after taxes on             -15.32%            -2.14%
distributions
------------------------------------ ----------------- -----------------
Class A at offer after taxes on              -8.29%            -1.17%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class A at NAV before taxes                  -8.40%             1.08%
------------------------------------ ----------------- -----------------
Class B including CDSC before taxes         -12.60%            -0.22%
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes          -14.03%            -1.57%
on distributions
------------------------------------ ----------------- -----------------
Class B including CDSC after taxes           -7.64%            -0.80%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class B excluding CDSC before taxes          -9.11%             0.44%
------------------------------------ ----------------- -----------------
Class C including CDSC before taxes         -10.12%             0.34%
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes          -11.56%            -0.99%
on distributions
------------------------------------ ----------------- -----------------
Class C including CDSC after taxes           -6.13%            -0.35%
on distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Class C excluding CDSC before taxes          -9.25%             0.34%
------------------------------------ ----------------- -----------------
Institutional Class before taxes             -8.16%             1.32%
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -10.01%            -0.43%
distributions
------------------------------------ ----------------- -----------------
Institutional Class after taxes on           -4.93%             0.23%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------

                           AVERAGE ANNUAL TOTAL RETURN
------------------------------------ ----------------- -----------------
Delaware S&P 500 Index Fund(1,2)       1 year ended        Lifetime
(Inception for all Classes               9/30/01       through 9/30/01
1/12/2000)
------------------------------------ ----------------- -----------------
Consultant Class before taxes               -26.89%           -16.83%
------------------------------------ ----------------- -----------------
Consultant Class after taxes on             -27.14%           -17.00%
distributions
------------------------------------ ----------------- -----------------
Consultant Class after taxes on             -16.34%           -13.33%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------
Institutional Class before taxes            -26.77%            -1.70%
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -27.05%           -16.88%
distributions
------------------------------------ ----------------- -----------------
Institutional Class after taxes on          -16.26%           -13.23%
distributions and sale of fund
shares
------------------------------------ ----------------- -----------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The above figures have been calculated using this new schedule. For the period November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase
         (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated November 30, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.

        -----------------------------------------------------------------------------------------------------------------------
                                                      Cumulative Total Returns(1)
        -----------------------------------------------------------------------------------------------------------------------
                                              3 months      6 months       9 months       1 year       3 years
                                               ended          ended          ended         ended         ended
                                              9/30/01        9/30/01        9/30/01       9/30/01       9/30/01   Life of Fund
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        Growth Portfolio(2)
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at offer)                   -17.77%       -12.98%        -21.31%       -26.11%       -3.78%        -7.52%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at NAV)                     -12.77%         -7.70%       -16.55%       -21.59%        2.11%        -1.86%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (including CDSC)             -16.50%        -11.76%       -20.31%       -25.16%       -2.74%        -6.86%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (excluding CDSC)             -13.02%         -8.08%       -16.99%       -22.23%       -0.28%        -4.51%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (including CDSC)             -13.77%         -8.99%       -17.89%       -22.94%       -0.16%        -4.39%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (excluding CDSC)             -12.90%         -8.07%       -17.07%       -22.20%       -0.16%        -4.39%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        Institutional Class                  -12.75%         -7.58%       -16.34%       -21.36%        2.88%        -0.99%
        -----------------------------------------------------------------------------------------------------------------------

        -----------------------------------------------------------------------------------------------------------------------
        Balanced Portfolio(2)
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at offer)                   -14.54%        -11.24%       -17.25%       -20.33%       -1.93%        -5.51%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at NAV)                      -9.33%         -5.84%       -12.17%       -15.51%        4.10%         0.27%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (including CDSC)             -13.20%         -9.96%       -16.11%       -19.46%       -0.80%        -4.77%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (excluding CDSC)              -9.58%         -6.21%       -12.62%       -16.20%        1.75%        -2.33%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (including CDSC)             -10.58%         -7.26%       -13.58%       -17.09%        1.75%        -2.22%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (excluding CDSC)              -9.68%         -6.32%        -12.7%       -16.28%        1.75%        -2.22%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        Institutional Class                   -9.32%         -5.83%       -11.95%       -15.37%        4.90%         1.17%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------

        -----------------------------------------------------------------------------------------------------------------------
                                                      Cumulative Total Returns(1)
        -----------------------------------------------------------------------------------------------------------------------
                                              3 months      6 months       9 months       1 year       3 years
                                               ended          ended          ended         ended         ended
                                              9/30/01        9/30/01        9/30/01       9/30/01       9/30/01   Life of Fund
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        Income Portfolio(2)
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at offer)                   -10.14%         -8.50%       -11.91%       -13.68%       -0.74%        -1.91%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        A Class (at NAV)                      -4.62%         -2.93%        -6.57%        -8.40%        5.37%         4.09%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (including CDSC)              -8.59%         -7.16%       -10.79%       -12.60%        0.73%        -0.81%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        B Class (excluding CDSC)              -4.80%         -3.32%        -7.12%        -9.11%        3.26%         1.65%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (including CDSC)              -5.88%         -4.41%        -8.18%       -10.12%        2.88%         1.28%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        C Class (excluding CDSC)              -4.94%         -3.46%        -7.26%        -9.25%        2.88%         1.28%
        ----------------------------------- ------------- -------------- ------------- ------------- ------------ -------------
        Institutional Class                   -4.55%         -2.80%        -6.50%        -8.16%        6.20%         5.03%
        -----------------------------------------------------------------------------------------------------------------------

        -----------------------------------------------------------------------------------------------------------------------
        Delaware S&P 500 Index Fund(3)
        ----------------------------------- ------------- ------------- -------------- ------------- ---------- ---------------
        Consultant Class                     -14.72%        -9.84%        -20.67%       -26.89%        N/A         -27.15%
        ----------------------------------- ------------- ------------- -------------- ------------- ---------- ---------------
        Institutional Class                  -14.70%        -9.69%        -20.54%       -26.77%        N/A         -26.94%
        ----------------------------------- ------------- ------------- -------------- ------------- ---------- ---------------

         (1) Performance reflects expense limitations in effect during the periods.
         (2) Date of commencement of operations was 12/31/97.
         (3) Date of commencement of operations was 1/12/00.

The final sentence of the last paragraph under the sections "Purchasing Shares - Contingent Deferred Sales Charge - Class B Shares and Class C Shares" and "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value", which states "All investments made during the calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled Institutional Classes under the heading PURCHASING SHARES is hereby revised by inserting the following language at the end of the paragraph:

         "; (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) Programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.